DERIVATIVE FINANCIAL INSTRUMENTS - Commodity Price Risk Management (Details) $ in Thousands, gal in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) gal	Dec. 31, 2023 USD ($) gal
DERIVATIVE FINANCIAL INSTRUMENTS
Premiums realized on written foreign exchange call options	$ (1,735)	$ (181)
Unrealized (gain) loss on warrants	(20,383)	11,198
Realized loss on currency and commodity derivatives	35,541	33,455
Unrealized loss (gain) on currency and commodity derivatives	142,396	(112,904)
Loss (gain) on derivative financial instruments	$ 155,819	$ (68,432)
Heating Oil Commodity Derivative
DERIVATIVE FINANCIAL INSTRUMENTS
Derivative financial instruments outstanding (in volume) | gal	28.0	15.0